Non-Cash Transactions	12 Months Ended
Dec. 31, 2018
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Non-Cash Transactions

37. NON-CASH TRANSACTIONS

On 2018, 2017 and 2016, the Company had the following transactions not involving cash, which are not reflected in the Cash flow statement:

•	Capitalized financial costs of R$ 31 on 2018 (R$ 71 on 2017, R$ 142 on 2016).

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Except for the cash arising from the acquisition of the subsidiaries Parajuru and Volta do Rio amounting R$ 4, and the payment of R$ 5, this business combination did not generate effects in the Company’s cash flow.

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Except for the consideration paid for acquisition of an additional equity interest at RME and control of Light, in the amount of R$ 104, and the cash arising from RME, of R$ 67, this business combination did not generate effects in the Company’s cash flow.